financial instruments (Tables)	6 Months Ended
Jun. 30, 2026
financial instruments
Schedule of maximum exposure (excluding income tax effects) to credit risk

	June 30,	December 31,
As at (millions)	2026	2025
Cash and temporary investments, net	$1,387	$2,621
Accounts receivable	4,071	4,383
Contract assets	696	731
Derivative assets	229	48
	$6,383	$7,783

Analysis of the age of customer accounts receivable

Customer accounts receivable, net of allowance for doubtful accounts

As at (millions)	Note	Gross	Allowance	Net [1]
June 30, 2026
Less than 30 days past billing date		$1,131	$(18)	$1,113
30-60 days past billing date		336	(17)	319
61-90 days past billing date		96	(21)	75
More than 90 days past billing date		177	(46)	131
Unbilled customer finance receivables		1,494	(37)	1,457
		$3,234	$(139)	$3,095
Current [2]	6(b)	$2,669	$(126)	$2,543
Non-current [3]	20	565	(13)	552
		$3,234	$(139)	$3,095
December 31, 2025
Less than 30 days past billing date		$1,002	$(23)	$979
30-60 days past billing date		466	(19)	447
61-90 days past billing date		146	(21)	125
More than 90 days past billing date		206	(45)	161
Unbilled customer finance receivables		1,588	(35)	1,553
		$3,408	$(143)	$3,265
Current [2]	6(b)	$2,809	$(130)	$2,679
Non-current [3]	20	599	(13)	586
		$3,408	$(143)	$3,265

1	Net amounts represent customer accounts receivable for which an allowance had not been made as at the dates of the Consolidated statements of financial position (see Note 6(b)).
2	Presented in the Consolidated statements of financial position as Accounts receivable.
3	Presented in the Consolidated statements of financial position as Other long-term assets.

Summary of activity related to the allowance for doubtful accounts

	Three months		Six months
Periods ended June 30 (millions)	2026	2025	2026	2025
Balance, beginning of period	$145	$139	$143	$134
Additions (doubtful accounts expense)	35	38	63	87
Accounts written off [1] less than recoveries	(43)	(37)	(72)	(85)
Other	2	(1)	5	3
Balance, end of period	$139	$139	$139	$139

1	For the three-month and six-month periods ended June 30, 2026, accounts that were written off but were still subject to enforcement activity totalled $60 (2025 – $66) and $118 (2025 – $131), respectively

Summary of contract assets and related impairment allowance activity

Contract assets, net of impairment allowance

As at (millions)	Gross	Allowance	Net (Note 6(c))
June 30, 2026
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence	$576	$(22)	$554
The 12-month period ending two years hence	231	(9)	222
Thereafter	43	(2)	41
	$850	$(33)	$817
December 31, 2025
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence	$612	$(22)	$590
The 12-month period ending two years hence	240	(9)	231
Thereafter	44	(1)	43
	$896	$(32)	$864

Schedule of contractual maturities of undiscounted financial liabilities, Non-derivative

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement			Currency swap agreement
	financial	Short-term	leases [1]	Leases	amounts to be exchanged			amounts to be exchanged [3]
(millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive) [2]	Pay	Other	(Receive)	Pay	Total
As at June 30, 2026
2026 (remainder of year)	$3,000	$22	$3,067	$331	$(2,350)	$2,257	$2	$(468)	$453	$6,314
2027	259	1,252	2,830	603	(1,988)	1,841	4	(454)	430	4,777
2028	64	—	3,111	528	(387)	347	3	(486)	510	3,690
2029	8	—	2,493	434	(387)	347	3	—	—	2,898
2030	6	—	2,695	356	(1,381)	1,309	3	—	—	2,988
2031 - 2035	6	—	10,596	789	(4,678)	4,379	15	—	—	11,107
Thereafter	—	—	24,289	805	(3,134)	2,937	16	—	—	24,913
Total	$3,343	$1,274	$49,081	$3,846	$(14,305)	$13,417	$46	$(1,408)	$1,393	$56,687

			Total (Note 26(i))			$52,039
As at December 31, 2025
2026	$3,106	$37	$3,754	$837	$(1,373)	$1,356	$3	$(845)	$841	$7,716
2027	108	939	2,799	739	(1,917)	1,841	3	(52)	47	4,507
2028	62	—	3,137	589	(373)	347	3	(469)	505	3,801
2029	8	—	2,519	422	(373)	347	3	—	—	2,926
2030	6	—	2,977	276	(1,332)	1,309	3	—	—	3,239
2031 - 2035	7	—	10,500	648	(4,512)	4,379	11	—	—	11,033
Thereafter	—	—	23,842	646	(3,023)	2,937	3	—	—	24,405
Total	$3,297	$976	$49,528	$4,157	$(12,903)	$12,516	$29	$(1,366)	$1,393	$57,627

			Total			$53,298

1	Cash outflows in respect of interest payments on our short-term borrowings, sustainability-linked notes, commercial paper, amounts drawn under our credit facilities (if any), other (unsecured) and junior subordinated notes have been calculated based upon the interest rates and, if applicable, foreign exchange rates, in effect as at the relevant statement of financial position date.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the foreign exchange rates in effect as at the relevant statement of financial position date. The contractual amounts of hedged U.S. dollar-denominated long-term debt at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements; however, the maturities and gross cash flows for the TELUS Corporation junior subordinated notes reflect the initial fixed-rate reset date.
3	The amounts included in undiscounted short-term borrowings in respect of U.S. dollar-denominated short-term borrowings, and the corresponding derivative liability amounts, if any, included in the currency swap pay column amounts, have been determined based upon the foreign exchange rates in effect as at the relevant statement of financial position date. The derivative liability hedging amounts, if any, for the contractual amounts of hedged U.S. dollar-denominated short-term borrowings are included in the currency swap pay column amounts as net cash flows are exchanged pursuant to the currency swap agreements. Gross cash flows are exchanged pursuant to European euro – U.S. dollar currency swaps and have been calculated based upon the interest rates and foreign exchange rates in effect as at the relevant statement of financial position date.

Schedule of contractual maturities of undiscounted financial liabilities, Derivative

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement			Currency swap agreement
	financial	Short-term	leases [1]	Leases	amounts to be exchanged			amounts to be exchanged [3]
(millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive) [2]	Pay	Other	(Receive)	Pay	Total
As at June 30, 2026
2026 (remainder of year)	$3,000	$22	$3,067	$331	$(2,350)	$2,257	$2	$(468)	$453	$6,314
2027	259	1,252	2,830	603	(1,988)	1,841	4	(454)	430	4,777
2028	64	—	3,111	528	(387)	347	3	(486)	510	3,690
2029	8	—	2,493	434	(387)	347	3	—	—	2,898
2030	6	—	2,695	356	(1,381)	1,309	3	—	—	2,988
2031 - 2035	6	—	10,596	789	(4,678)	4,379	15	—	—	11,107
Thereafter	—	—	24,289	805	(3,134)	2,937	16	—	—	24,913
Total	$3,343	$1,274	$49,081	$3,846	$(14,305)	$13,417	$46	$(1,408)	$1,393	$56,687

			Total (Note 26(i))			$52,039
As at December 31, 2025
2026	$3,106	$37	$3,754	$837	$(1,373)	$1,356	$3	$(845)	$841	$7,716
2027	108	939	2,799	739	(1,917)	1,841	3	(52)	47	4,507
2028	62	—	3,137	589	(373)	347	3	(469)	505	3,801
2029	8	—	2,519	422	(373)	347	3	—	—	2,926
2030	6	—	2,977	276	(1,332)	1,309	3	—	—	3,239
2031 - 2035	7	—	10,500	648	(4,512)	4,379	11	—	—	11,033
Thereafter	—	—	23,842	646	(3,023)	2,937	3	—	—	24,405
Total	$3,297	$976	$49,528	$4,157	$(12,903)	$12,516	$29	$(1,366)	$1,393	$57,627

			Total			$53,298

1	Cash outflows in respect of interest payments on our short-term borrowings, sustainability-linked notes, commercial paper, amounts drawn under our credit facilities (if any), other (unsecured) and junior subordinated notes have been calculated based upon the interest rates and, if applicable, foreign exchange rates, in effect as at the relevant statement of financial position date.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the foreign exchange rates in effect as at the relevant statement of financial position date. The contractual amounts of hedged U.S. dollar-denominated long-term debt at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements; however, the maturities and gross cash flows for the TELUS Corporation junior subordinated notes reflect the initial fixed-rate reset date.
3	The amounts included in undiscounted short-term borrowings in respect of U.S. dollar-denominated short-term borrowings, and the corresponding derivative liability amounts, if any, included in the currency swap pay column amounts, have been determined based upon the foreign exchange rates in effect as at the relevant statement of financial position date. The derivative liability hedging amounts, if any, for the contractual amounts of hedged U.S. dollar-denominated short-term borrowings are included in the currency swap pay column amounts as net cash flows are exchanged pursuant to the currency swap agreements. Gross cash flows are exchanged pursuant to European euro – U.S. dollar currency swaps and have been calculated based upon the interest rates and foreign exchange rates in effect as at the relevant statement of financial position date.

Sensitivity analysis of exposure to market risks

			Other comprehensive
Six-month periods ended June 30	Net income		income		Comprehensive income
(increase (decrease) in millions)	2026	2025	2026	2025	2026	2025
Reasonably possible changes in market risks [1]
10% change in C$: US$ exchange rate
Canadian dollar appreciates	$—	$(6)	$(57)	$47	$(57)	$41
Canadian dollar depreciates	$—	$6	$57	$(39)	$57	$(33)
10% change in US$: € exchange rate
U.S. dollar appreciates	$(40)	$14	$(13)	$(73)	$(53)	$(59)
U.S. dollar depreciates	$40	$(14)	$13	$73	$53	$59
25 basis point change in interest rates
Interest rates increase
Canadian interest rate	$(4)	$(3)	$102	$72	$98	$69
U.S. interest rate	$(2)	$—	$(98)	$(86)	$(100)	$(86)
Combined	$(6)	$(3)	$4	$(14)	$(2)	$(17)
Interest rates decrease
Canadian interest rate	$4	$3	$(106)	$(75)	$(102)	$(72)
U.S. interest rate	$1	$—	$102	$89	$103	$89
Combined	$5	$3	$(4)	$14	$1	$17
20 basis point change in wind discount
Wind discount increases	$—	$—	$(24)	$(22)	$(24)	$(22)
Wind discount decreases	$—	$—	$25	$22	$25	$22
20 basis point change in solar premium
Solar premium increases	$—	$—	$13	$12	$13	$12
Solar premium decreases	$—	$—	$(14)	$(12)	$(14)	$(12)

1	These sensitivities are hypothetical and should be used with caution. Changes in net income and/or other comprehensive income generally cannot be extrapolated because the relationship of the change in assumption to the change in net income and/or other comprehensive income may not be linear. In this table, the effect of a variation in a particular assumption on the amount of net income and/or other comprehensive income is calculated without changing any other factors; in reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

Schedule of derivative financial instruments measured at fair value on a recurring basis

As at ($ in millions except price or rate)		June 30, 2026				December 31, 2025
		Maximum		Fair value [1]		Maximum		Fair value [1]
		maturity	Notional	and carrying		maturity	Notional	and carrying
	Designation	date	amount	value	Price or rate	date	amount	value	Price or rate
Current derivative assets [2]
Derivatives used to manage currency risk associated with
U.S. dollar-denominated transactions	HFT [4]	2027	$26	$—	US$1.00: ₱66	2026	$30	$—	US$1.00: ₱59
U.S. dollar-denominated transactions	HFH [3]	2027	$528	18	US$1.00: C$1.36	2026	$134	1	US$1.00: C$1.35
U.S. dollar-denominated debt (Notes 22, 26(b)-(c))	HFH [3]	2027	$3,184	114	US$1.00: C$1.36	2026	$1,170	1	US$1.00: C$1.37
European euro-denominated transactions swapped to U.S. dollar-denominated transactions	HFT [4]	2028	$48	10	€1.00: US$1.09	2028	$33	6	€1.00: US$1.09
				$142				$8
Other long-term assets [2] (Note 20)
Derivatives used to manage currency risk associated with
U.S. dollar-denominated long-term debt [5] (Note 26(b))	HFH [3]	2055	$6,550	$87	US$1.00: C$1.31	2055	$4,219	$40	US$1.00: C$1.32

Current derivative liabilities [2]
Derivatives used to manage currency risk associated with
U.S. dollar-denominated transactions	HFT [4]	2027	$257	$11	US$1.00: ₱59	2026	$254	$6	US$1.00: ₱58
U.S. dollar-denominated transactions	HFH [3]	—	$—	—	—	2026	$374	7	US$1.00: C$1.39
U.S. dollar-denominated debt (Notes 22, 26(c))	HFH [3]	2026	$923	—	US$1.00: C$1.42	2026	$733	10	US$1.00: C$1.39
Derivatives used to manage other price risk associated with
Purchase of electrical power	HFH [3]	2047	0.3 TWh [6]	10	$26.51/MWh [6]	2047	0.3 TWh [6]	7	$32.41/MWh [6]
				$21				$30
Other long-term liabilities [2] (Note 27)
Derivatives used to manage currency risk associated with
U.S. dollar-denominated long-term debt [5] (Note 26(c))	HFH [3]	2056	$3,990	$46	US$1.00: C$1.35	2056	$7,332	$102	US$1.00: C$1.33
European euro-denominated transactions swapped to U.S. dollar-denominated transactions	HFT [4]	2028	$533	30	€1.00: US$1.09	2028	$568	44	€1.00: US$1.09
Derivatives used to manage other price risk associated with
Purchase of electrical power	HFH [3]	2047	4.7 TWh [6]	36	$41.63/MWh [6]	2047	4.9 TWh [6]	21	$40.92/MWh [6]
				$112				$167

1	Fair value measured at the reporting date using significant other observable inputs (Level 2), except the fair value of virtual power purchase agreements (which we use to manage the price risk associated with the purchase of electrical power), which is measured at the reporting date using significant unobservable inputs (Level 3). Changes in the fair value of derivative financial instruments classified as Level 3 in the fair value hierarchy were as follows:

	Six months
Periods ended June 30	2026	2025
Unrealized changes in virtual power purchase agreements forward element
Included in net income, excluding income taxes (see (e))	$3	$2
Included in other comprehensive income, excluding income taxes (see (e))	(21)	17
Balance, beginning of period – asset (liability)	(28)	(38)
Balance, end of period – asset (liability)	$(46)	$(19)

2	Caption reflects line item in which derivative financial instruments are presented in the Consolidated statements of financial position. Derivative financial assets and liabilities are not set off.
3	Designated as held for hedging (HFH) upon initial recognition (cash flow hedging item), except for derivatives used to manage other price risk associated with the purchase of electrical power which were entered into prior to fiscal 2025 and were designated as HFH on January 1, 2025; hedge accounting is applied. Unless otherwise noted, hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items (variable notional amounts of hedging items and variable notional amounts of associated hedged items in respect of virtual power purchase agreements).
4	Designated as held for trading (HFT) and classified as fair value through net income upon initial recognition; hedge accounting is not applied.
5	We designate only the spot element as the hedging item. As at June 30, 2026, the foreign currency basis spread included in the fair value of the derivative instruments, which is used for purposes of assessing hedge ineffectiveness, was $(24) (December 31, 2025 – $(22)).
6	Terawatt hours (TWh) are 1x10[9] kilowatt hours and megawatt hours (MWh) are 1x10[3] kilowatt hours.

Schedule of significant unobservable inputs used in the fair value measurement

	Six months
Periods ended June 30	2026	2025
Unrealized changes in virtual power purchase agreements forward element
Included in net income, excluding income taxes (see (e))	$3	$2
Included in other comprehensive income, excluding income taxes (see (e))	(21)	17
Balance, beginning of period – asset (liability)	(28)	(38)
Balance, end of period – asset (liability)	$(46)	$(19)

Schedule of long-term debt amortized cost and fair value

As at (millions)	June 30, 2026		December 31, 2025
	Carrying		Carrying
	value	Fair value	value	Fair value
Long-term debt, excluding leases (Note 26)	$27,256	$27,412	$27,225	$27,507

Schedule of gains and losses, excluding income tax effects, on derivative instruments classified as cash flow hedging items

	Amount of gain (loss)		Gain (loss) reclassified from other
	recognized in other		comprehensive income to income
	comprehensive income		(effective portion) (Note 11)
	(effective portion) (Note 11)			Amount
Periods ended June 30 (millions)	2026	2025	Location	2026	2025
THREE-MONTH
Derivatives used to manage currency risk associated with
U.S. dollar-denominated purchases	$10	$(24)	Goods and services purchased	$3	$1
U.S. dollar-denominated debt [1] (Notes 22, 26(b)-(c))	57	(268)	Financing costs	217	(328)
Net investment in a foreign operation	—	(51)	Financing costs	—	1
	67	(343)		220	(326)
Derivatives used to manage other market risks
Purchase of electrical power	8	35	Goods and services purchased	2	—
Other	—	—	Financing costs	—	1
	8	35		2	1
	$75	$(308)		$222	$(325)
SIX-MONTH
Derivatives used to manage currency risk associated with
U.S. dollar-denominated purchases	$21	$(23)	Goods and services purchased	$—	$7
U.S. dollar-denominated debt [1] (Notes 22, 26(b)-(c))	247	(228)	Financing costs	394	(333)
Net investment in a foreign operation	—	(72)	Financing costs	—	6
	268	(323)		394	(320)
Derivatives used to manage other market risks
Purchase of electrical power	(18)	19	Goods and services purchased	3	2
Other	—	(2)	Financing costs	—	1
	(18)	17		3	3
	$250	$(306)		$397	$(317)

1	Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amounts for the three-month and six-month periods ended June 30, 2026, totalled $10 (2025 - $8) and $15 (2025 - $(8)), respectively.

Schedule of gains and losses arising from derivative instruments classified as held for trading

	Gain (loss) on derivatives recognized in income
	Three months		Six months
Periods ended June 30 (millions)	2026	2025	2026	2025
Derivatives used to manage other market risks (purchase of electrical power)	$(1)	$2	$—	$3

	Gain (loss) on derivatives recognized in income
	Three months		Six months
Periods ended June 30 (millions)	2026	2025	2026	2025
Derivatives used to manage currency risk	$(7)	$(1)	$(8)	$(6)